FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

Interest rate risk management
During 2015, we assumed four interest rate swaps as a result of the Merger and have subsequently entered into three interest rate swaps. These swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rate on an original principal amount of $400 million of the then anticipated debt was switched to fixed rate. During 2014, we were not party to any interest rate swaps transactions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are banks, which participate in loan facilities to which the interest rate swaps are related.

Our interest rate swap transactions as at December 31, 2015, which are not designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	October 2015	October 2019	1.22%
Receiving floating, pay fixed	50,000	November 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
	400,000

Changes in the fair value of the interest rate swap transactions are recorded in "Loss on derivatives" in the consolidated statement of operations.

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

During 2015, we assumed one contract as a result of the Merger. During 2014, we did not have any such contracts. As of December 31, 2015 and December 31, 2014, we had one and nil contracts outstanding, respectively.

The losses on freight forward agreements are recorded in "Loss on derivatives" in the consolidated statement of operations.

Bunker derivatives
We enter into cargo contracts from time to time. We are then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

We assumed three contracts as a result of the Merger, of which two matured during 2015 and have subsequently entered into another nine contracts. During 2014, we did not have any such contracts.

As of December 31, 2015 and December 31, 2014, we had ten and nil contracts outstanding, respectively.

Losses on bunker derivatives are recorded in "Loss on derivatives" in the consolidated statement of operations.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. We are then exposed to currency fluctuations and enters into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

During 2015, we entered into thirty foreign currency swaps. During 2014, we did not have any such contracts.

As of December 31, 2015 and December 31, 2014, we had twenty-four and nil contracts outstanding, respectively.

Changes in the fair value of foreign currency swaps are recorded in "Loss on derivatives" in the consolidated statement of operations.

Fair values
The carrying value and estimated fair value of our financial instruments at December 31, 2015 and December 31, 2014 are as follows:

	2015	2015	2014	2014
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	102,617	102,617	42,221	42,221
Restricted cash	48,872	48,872	18,923	18,923
Liabilities
Long term debt - floating	761,739	761,739	363,500	363,500
Long term debt - convertible bond	165,500	167,815	—	—
Long term debt - sellers credit	4,739	4,739	—	—

The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	102,617	102,617	—	—
Restricted cash	48,872	48,872	—	—
Liabilities
Long term debt - floating	761,739	—	761,739	—
Long term debt - convertible bond	165,500	—	165,500	—
Long term debt - sellers credit	4,739	—	—	4,739

(in thousands of $)	2014 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	42,221	42,221	—	—
Restricted cash	18,923	18,923	—	—
Liabilities
Long term debt - floating	363,500	—	363,500	—

There have been no transfers between different levels in the fair value hierarchy in 2015.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.

Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.

Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

Sellers credit - the fair value was determined by discounting the expected future cash outflow of $4.7 million, which is payable upon maturity in 2016, by 7.0%.

Assets Measured at Fair Value on a Nonrecurring Basis
See Note 4 for a summary of the estimated fair values of the assets acquired and liabilities assumed as a result of the Merger.

At December 31, 2015 the investment in Golden Opus Inc was measured at fair value, the fair value was based level three inputs, the expected market values of the underlying assets and liabilities.

At December 31, 2015 the Golden Lyderhorn, a vessel held under capital lease was measured at fair value, the fair value was based level three inputs, was determined using discounted expected future cash flows for the vessel.

At December 31, 2015, the newbuildings Front Caribbean and Front Mediterranean newbuildings were measured at fair value of $17.7 million (December 31, 2014: nil). This was determined using level three inputs being the expected cash flows from the sale of the completed vessels at September 2015 of $7.9 million, plus subsequent expenditure on the newbuildings.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1) for the investment in a company listed on a U.S. stock exchange and level two for the investment in the company listed on the Norwegian 'over the counter' market.

The fair value (level 2) of interest rate, currency swap and bunker swap agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, DnB and Nordea Bank Norge ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.